SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 17, 2017	Apr. 30, 2017	Mar. 29, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						15,846		19,750
Stock Issued During Period, Shares, Other							50,000
Stock Issued During Period, Value, Other (in Dollars)								$ 780,600
Debt Instrument, Face Amount (in Dollars)							$ 100,000
Shares Issued, Price Per Share (in Dollars per share)						$ 0.50
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Service Agreement, Term		3 years
Stock Issued During Period, Shares, Issued for Services	100,000	15,000	8,823	8,823	100,000
Litigation Settlement, Expense (in Dollars)	$ 250,000
Stock Issued During Period, Shares, Other	132,248				132,248
Stock Issued During Period, Value, Other (in Dollars)	$ 238,000
Debt Instrument, Face Amount (in Dollars)	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Stock Repurchased During Period, Shares	2,500,000
Shares Repurchase, Option to Repurchase Additional Shares	1,000,000
Shares Issued, Price Per Share (in Dollars per share)					$ 0.001
Consulting Agreement, Percentage of Proceeds Raised, Cash Compensation				7.00%
Stock Issued, Calculation of Price			3-day closing average of the Company’s common stock of $1.70 per share